Environmental Rehabilitation Provision (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Environmental Rehabilitation Provision [Line Items]
Estimated environmental rehabilitation provision		$ 65,631	$ 53,369
Estimated cash flows at present day cost		$ 77,718	$ 68,230
Projected inflation rate		2.50%	2.10%
Market risk-free interest rate		3.50%	3.60%
Estimated liability Increase if 1% lower discount rate		$ 11,100
Estimated liability decrease if 1% higher discount rate		8,900
Cash and restricted cash deposits	$ 10,000	11,541	$ 14,298
Letter of credit	65,000
Trust fund balance		$ 11,541	$ 14,047
Acquisition Agreement [Member]
Disclosure Of Detailed Information About Environmental Rehabilitation Provision [Line Items]
Letter of credit	13,400
Future contribution to trust fund through 1 to 8 mine year	$ 2,000